UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21237

Unified Series Trust

(Exact name of registrant as specified in charter)

Huntington Asset Services, Inc. 2960 N. Meridian Street, Suite 300	Indianapolis, IN 46208
(Address of principal executive offices)	(Zip code)

Robert W. Silva

Huntington Asset Services, Inc.

2960 N. Meridian Street, Suite 300

Indianapolis, IN 46208

(Name and address of agent for service)

Registrant’s telephone number, including area code: 317-917-7000

Date of fiscal year end: 11/30

Date of reporting period: 2/28/13

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

1492 Small Cap Growth Fund

Schedule of Investments

February 28, 2013

(Unaudited)

	Shares	Fair Value
Common Stocks - 98.06%

Consumer Discretionary - 12.33%
Acquity Group Ltd. (a) (b)	6,010	$35,459
Asbury Automotive Group, Inc. (a)	2,040	68,870
Chico’s FAS, Inc.	2,344	39,801
Ethan Allen Interiors, Inc.	580	16,205
Genesco, Inc. (a)	650	38,142
Lithia Motors, Inc. - Class A	1,570	64,527
M.D.C. Holdings, Inc.	440	16,909
M/I Homes, Inc. (a)	845	19,351
PulteGroup, Inc. (a)	1,490	28,578
Ryland Group, Inc. / The	620	22,146
SodaStream International Ltd. (a)	715	34,027

		384,015

Energy - 10.29%
Diamondback Energy, Inc. (a)	1,585	35,995
Goodrich Petroleum Corp. (a)	3,440	44,342
Gulfmark Offshore, Inc. - Class A	585	20,896
Gulfport Energy Corp. (a)	1,533	62,776
Hornbeck Offshore Services, Inc. (a)	580	24,650
Kodiak Oil & Gas Corp. (a)	3,415	30,393
Northern Oil and Gas, Inc. (a)	2,625	35,989
RigNet, Inc. (a)	1,100	21,582
Rosetta Resources, Inc. (a)	290	14,117
Triangle Petroleum Corp. (a)	4,739	29,714

		320,454

Financials - 10.01%
BofI Holding, Inc. (a)	1,835	61,784
Health Insurance Innovations, Inc. - Class A (a)	1,695	21,171
HFF, Inc. - Class A	2,514	46,157
Piper Jaffray Companies, Inc. (a)	1,110	42,813
Raymond James Financial, Inc.	1,728	75,825
Stifel Financial Corp. (a)	1,850	63,899

		311,649

Health Care - 9.81%
ABIOMED, Inc. (a)	600	9,624
ARIAD Pharmaceuticals, Inc. (a)	1,385	29,127
DepoMed, Inc. (a)	7,434	48,098
EnteroMedics, Inc. (a)	12,315	10,337
ICU Medical, Inc. (a)	625	35,475
Impax Laboratories, Inc. (a)	2,150	42,635
InspireMD, Inc. (a)	3,070	8,289
MiMedx Group, Inc. (a)	4,984	22,926
Pacira Pharmaceuticals, Inc. (a)	1,277	27,915
Salix Pharmaceuticals, Ltd. (a)	1,395	68,146
TearLab Corp.	470	2,782

		305,354

Industrials - 18.30%
Atlas Air Worldwide Holdings, Inc. (a)	280	13,213
B/E Aerospace, Inc. (a)	515	27,094
Celadon Group, Inc.	1,565	31,190
Dycom Industries, Inc. (a)	1,540	32,263
Foster Wheeler AG (a)	1,000	24,060
Gibraltar Industries, Inc. (a)	2,802	48,054
Granite Construction, Inc.	840	26,116
Great Lakes Dredge & Dock Co.	5,996	58,461
Houston Wire & Cable Co.	856	9,964
InnerWorkings, Inc. (a)	2,500	36,925
Knight Transportation, Inc.	1,780	27,875
Mobile Mini, Inc. (a)	1,620	43,610
Orion Marine Group, Inc. (a)	3,113	29,636
Proto Labs, Inc. (a)	345	16,039
Roadrunner Transportation Systems (a)	1,510	34,398
Swift Transportation Co. (a)	3,790	51,279
United Rentals, Inc. (a)	1,115	59,552

		569,729

Information Technology - 31.58%
Ambarella, Inc. (a)	4,760	47,410
Bottomlike Technologies (de), Inc. (a)	1,100	29,843
CalAmp Corp. (a)	3,095	33,890
Computer Task Group, Inc. (a)	2,134	42,467
CoStar Group, Inc. (a)	358	36,065
Entropic Communications, Inc. (a)	9,700	42,777
Envestnet, Inc. (a)	1,580	24,237
FleetMatics Group PLC (a)	970	23,038
Global Eagle Entertainment, Inc. (a)	5,680	55,380
Keynote Systems, Inc.	3,645	55,696
KVH Industries, Inc. (a)	2,435	32,434
LivePerson, Inc. (a)	1,735	25,105

See accompanying notes which are an integral part of these financial statements.

1492 Small Cap Growth Fund

Schedule of Investments - continued

February 28, 2013

(Unaudited)

	Shares	Fair Value
Common Stocks - 98.06% - continued

Information Technology - 31.58% - continued
Market Leader, Inc. (a)	2,600	$19,344
Mindspeed Technologies, Inc. (a)	8,510	37,869
Monster Worldwide, Inc. (a)	485	2,483
Numerex Corp. - Class A (a)	3,320	40,803
Proofpoint, Inc. (a)	2,290	32,014
RealPage, Inc. (a)	1,150	24,909
RF Micro Devices, Inc. (a)	4,940	22,773
Saba Software, Inc. (a)	6,615	57,815
Silicon Image, Inc. (a)	9,500	43,795
Take-Two Interactive Software, Inc. (a)	2,420	35,429
Tangoe, Inc. (a)	3,270	44,701
USA Technologies, Inc. (a)	11,725	28,726
ValueClick, Inc. (a)	1,800	48,006
VirnetX Holding Corp. (a)	765	26,951
Virtusa Corp. (a)	3,303	69,198

		983,158

Telecommunication Services - 5.74%
8x8, Inc. (a)	9,390	56,810
inContact, Inc. (a)	12,939	87,856
tw telecom, inc. (a)	1,338	33,878

		178,544

TOTAL COMMON STOCKS (Cost $2,672,382)		3,052,903

Money Market Securities - 2.89%
Fidelity Institutional Treasury Portfolio - Class I, 0.01%(c)	90,093	90,093

TOTAL MONEY MARKET SECURITIES (Cost $90,093)		90,093

TOTAL INVESTMENTS (Cost $2,762,475) - 100.95%		$3,142,996

Liabilities in excess of other assets - (0.95%)		(29,554)

TOTAL NET ASSETS - 100.00%		$3,113,442

(a)	Non-income producing.
(b)	American Depositary Receipt.
(c)	Variable rate security; the rate shown represents the yield at February 28, 2013.

Tax Related - As of February 28, 2013, the net unrealized appreciation (depreciation) of investments for tax purpses was as follows:
Unrealized appreciation	457,759
Unrealized depreciation	(81,785)

Net unrealized appreciation (depreciation)	$375,974

Aggregate cost of securities for income tax purposes	$2,767,022

See accompanying notes which are an integral part of these financial statements.

1492 Funds

Related Notes to the Schedule of Investments

February 28, 2013

(Unaudited)

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The Long Term Highest Cost method is used for determining gains or losses for financial statements and income tax purposes. The Long Term Highest Cost method assumes that, when a security is sold, the tax lot with the highest cost and qualifying for long term capital gain (loss) treatment is sold first. If no tax lots for a security sold qualify for long term capital gain (loss) treatment, then the Fund will default to clearing the highest cost tax lot with short term capital gain (loss) characteristics. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. Accounting principles generally accepted in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

1492 Funds

Related Notes to the Schedule of Investments - continued

February 28, 2013

(Unaudited)

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities (those with maturities of less than 60 days when acquired or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Funds invest in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used to value the 1492 Small Cap Growth Fund’s investments as of February 28, 2013:

	Valuation Inputs
Investments	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$3,052,903	$—	$—	$3,052,903
Money Market Securities	90,093	—	—	90,093

Total	$3,142,996	$—	$—	$3,142,996

*	Refer to the Schedule of Investments for industry classifications.

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Levels as of February 28, 2013.

Roosevelt Multi-Cap Fund

Schedule of Investments

February 28, 2013

(Unaudited)

	Shares	Fair Value
Common Stocks - 89.63%

Consumer Discretionary - 12.77%
D.R. Horton Inc.	109,284	$2,437,033
Home Depot, Inc./The	45,426	3,111,681
Lennar Corp. - Class A	93,906	3,623,832
Nordstrom, Inc.	40,641	2,203,555
PHV Corp.	25,393	3,094,137
Robert Half International, Inc.	95,625	3,399,469
Whirlpool Corp.	15,703	1,773,654
Wyndham Worldwide Corp.	27,209	1,639,070

		21,282,431

Consumer Staples - 9.25%
Archer-Daniels-Midland Co.	108,965	3,471,625
Beam, Inc.	44,525	2,717,361
GNC Holdings, Inc. - Class A	92,065	3,774,665
Ingredion, Inc.	40,488	2,680,306
Philip Morris International, Inc.	30,215	2,772,226

		15,416,183

Energy - 9.32%
Cheniere Energy, Inc. (a)	100,443	2,139,436
EnergyXXI (Bermuda) Ltd.	111,934	3,327,798
EOG Resources, Inc.	29,552	3,714,982
HollyFrontier Corp.	45,186	2,539,453
Kinder Morgan Management, LLC. (a)	46,001	3,810,263

		15,531,932

Financials - 16.58%
Chubb Corp./The	43,375	3,644,801
Discover Financial Services	167,855	6,467,453
Morgan Stanley	277,469	6,256,926
Ocwen Financial Corp. (a)	88,777	3,499,589
SLM Corp.	176,813	3,354,142
Wells Fargo & Co.	125,541	4,403,978

		27,626,889

Health Care - 14.02%
Alexion Pharmaceuticals, Inc. (a)	29,844	2,588,669
Biogen Idec, Inc. (a)	21,639	3,599,431
Celgene Corp. (a)	17,234	1,778,204
Eli Lilly and Co.	101,667	5,557,118
Novo-Nordisk A/S (b)	11,062	1,935,850
Pfizer, Inc.	197,990	5,418,986
Regeneron Pharmaceuticals, Inc. (a)	14,903	2,488,801

		23,367,059

Industrials - 8.65%
Chicago Bridge & Iron Co. N.V.	48,908	2,620,980
Clean Harbors, Inc. (a)	55,233	2,844,499
Hertz Global Holdings, Inc. (a)	270,880	5,404,056
Roper Industries, Inc.	28,493	3,550,513

		14,420,048

See accompanying notes which are an integral part of the financial statements.

Roosevelt Multi-Cap Fund

Schedule of Investments - continued

February 28, 2013

(Unaudited)

	Shares	Fair Value
Common Stocks - 89.63% - continued
Information Technology - 8.98%
Broadcom Corp. - Class A	98,944	$3,374,980
Cree, Inc. (a)	112,551	5,090,682
eBay, Inc. (a)	58,092	3,176,470
Microchip Technology, Inc.	90,853	3,313,409

		14,955,541

Materials - 5.89%
Celanese Corp. - Series A	67,782	3,175,587
Freeport-McMoRan Copper & Gold, Inc.	97,275	3,105,018
LyondellBasell Industries NV - Class A	60,414	3,541,469

		9,822,074

Telecommunication Services - 1.96%
tw telecom, inc (a)	129,202	3,271,395

Utilities - 2.21%
Questar Corp.	156,864	3,687,873

TOTAL COMMON STOCKS (Cost $120,075,897)		149,381,425

Exchange-Traded Funds - 5.77%

iShares Barclays US Treaury Inflation Protected Securities Fund	13,665	1,653,602
ProShares UltraShort Russell 2000 (a)	147,136	3,192,851
Wisdomtree Japan Hedged Equity Fund	116,438	4,766,972

TOTAL EXCHANGE-TRADED FUNDS (Cost $10,431,542)		9,613,425

Real Estate Investment Trusts - 3.91%

Plum Creek Timber Co., Inc.	59,554	2,888,369
Weyerhaeuser Co.	123,446	3,630,547

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $5,659,377)		6,518,916

Money Market Securities - 0.53%

Fidelity Institutional Money Market Portfolio - Institutional Class, 0.16% (c)	895,532	895,532

TOTAL MONEY MARKET SECURITIES (Cost $895,532)		895,532

TOTAL INVESTMENTS (Cost $137,062,348) - 99.84%		$166,409,298

Other assets less liabilities - 0.16%		259,178

TOTAL NET ASSETS - 100.00%		$166,668,476

(a)	Non-income producing.
(b)	American Depositary Receipt.
(c)	Variable rate security; the money market rate shown represents the rate at February 28, 2013.

Tax Related - As of February 28, 2013, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Unrealized appreciation	30,489,423
Unrealized depreciation	(1,664,305)

Net unrealized appreciation (depreciation)	$28,825,118

Aggregate cost of securities for income tax purposes	$137,584,180

See accompanying notes which are an integral part of the financial statements.

Roosevelt Multi-Cap Fund

Related Notes to the Schedule of Investments

February 28, 2013

(Unaudited)

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The first in, first out method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a fund would receive upon selling an investment in a orderly transaction to an independent buyer in the principal or most advantageous market of the investment. Generally Accepted Accounting Principles in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, real estate investment trusts, and exchange-traded funds are generally valued by using market quotations but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service or Adviser with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market securities, are generally priced at the ending net asset value (NAV) provided by the service agent of the fund. These securities will be categorized as Level 1 securities.

Roosevelt Multi-Cap Fund

Related Notes to the Schedule of Investments – continued

February 28, 2013

(Unaudited)

Fixed income securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2013:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks *	$149,381,425	$—	$—	$149,381,425
Exchange-Traded Funds	9,613,425	—	—	9,613,425

Real Estate Investment Trusts	6,518,916	—	—	6,518,916
Money Market Securities	895,532	—	—	895,532

Total	$166,409,298	$—	$—	$166,409,298

*	Refer to Schedule of Investments for industry classifications.

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between any Levels for the period ended February 28, 2013.

AUER GROWTH FUND

SCHEDULE OF INVESTMENTS

February 28, 2013

(Unaudited)

Shares		Fair Value
	COMMON STOCKS - 92.02%

	Consumer Discretionary - 5.28%
15,000	Brookfield Residential Properties, Inc. (b)	$332,400
72,000	Blyth, Inc.	1,028,880
20,000	Honda Motor Co., Ltd. (a)	748,800
80,400	Joe’s Jeans, Inc. (b)	111,756
10,000	Lithia Motors, Inc. - Class A	411,000
60,000	Premier Exhibitions, Inc. (b)	138,000
11,000	Sturm Ruger & Co., Inc.	600,710

		3,371,546

	Consumer Staples - 1.20%
40,000	Alliance One International, Inc. (b)	149,200
70,000	Pilgrim’s Pride Corp. (b)	616,700

		765,900

	Energy - 16.57%
50,000	Atwood Oceanics, Inc. (b)	2,557,500
60,000	Carrizo Oil & Gas, Inc. (b)	1,409,400
8,500	CVR Energy, Inc.	477,530
22,000	Ensco PLC - Class A (a)	1,323,080
18,000	EPL Oil & Gas, Inc. (b)	463,140
30,000	FieldPoint Petroleum Corp. (b)	122,100
100,000	Renewable Energy Group, Inc. (b)	739,000
13,000	Rosetta Resources, Inc. (b)	632,840
78,000	Rowan Cos. plc - Class A (b)	2,698,020
240,000	Syntroleum Corp. (b)	109,200
115,000	USEC, Inc. (b)	55,200

		10,587,010

	Financials - 17.69%
14,000	Access National Corp.	222,740
9,000	Amtrust Financial Services, Inc.	299,250
8,000	BB&T Corp.	242,880
50,000	Camco Financial Corp. (b)	183,000
9,000	Cardinal Financial Corp	143,370
15,000	Carolina Bank Holdings, Inc. (b)	149,100
5,250	Codorus Valley Bancorp, Inc.	85,995
9,000	Eagle Bancorp, Inc. (b)	195,300
10,000	Farmers Capital Bank Corp. (b)	166,500
7,000	Fidelity National Financial, Inc. - Class A	174,580
10,201	Fidelity Southern Corp. (b)	113,231
14,000	First American Financial Corp.	340,060
10,000	First Community Bancshares, Inc.	156,200
33,000	First Merchants Corp.	490,710
4,000	First Defiance Financial Corp.	90,080
9,000	Firstbank Corp.	115,290
10,000	FirstMerit Corp.	151,200
20,000	Flagstar Bancorp, Inc. (b)	271,800
5,500	Goldman Sachs Group, Inc. / The	823,680
13,000	Hanmi Financial Corp. (b)	220,870
6,000	Heartland Financial USA, Inc.	141,240

See accompanying notes which are an integral part of these financial statements.

AUER GROWTH FUND

SCHEDULE OF INVESTMENTS - continued

February 28, 2013

(Unaudited)

Shares		Fair Value
	COMMON STOCKS - 92.02% - continued

	Financials - 17.69% - continued
18,000	INTL FC Stone, Inc. (b)	$321,120
2,500	Investors Title Co.	164,825
16,000	JPMorgan Chase & Co.	782,720
14,000	MainSource Financial Group, Inc.	196,000
8,000	MB Financial, Inc.	189,680
19,200	Monarch Financial Holdings, Inc.	194,880
14,000	Pacific Mercantile Bancorp. (b)	83,440
8,000	Pacific Premier Bancorp, Inc. (b)	95,760
6,000	Piper Jaffray Cos. (b)	231,420
60,000	Prospect Capital Corp.	669,000
5,500	Provident Financial Holdings, Inc.	94,050
180,000	Regions Financial Corp.	1,377,000
11,000	Rurban Financial Corp.	93,500
19,000	Severn Bancorp, Inc. (b)	97,660
63,000	Susquehanna Bancshares, Inc.	732,690
10,000	Timberland Bancorp, Inc.	82,600
20,000	Universal Insurance Holdings, Inc.	87,800
3,000	Virtus Investment Partners, Inc. (b)	504,030
7,500	Walker & Dunlop, Inc. (b)	159,000
23,000	Waterstone Financial, Inc. (b)	175,950
33,000	Wilshire Bancorp, Inc. (b)	193,710

		11,303,911

	Health Care - 10.63%
3,000	Air Methods Corp. (b)	134,370
40,000	Albany Molecular Research, Inc. (b)	323,200
38,000	Biota Pharmacueticals, Inc. (b)	151,620
6,000	Cigna Corp.	350,760
40,000	Medicines Co./The (b)	1,272,400
105,000	Questcor Pharmaceuticals, Inc.	3,423,000
100,000	Spectrum Pharmaceuticals, Inc. (b)	1,140,000

		6,795,350

	Industrials - 11.43%
24,000	Argan, Inc. (b)	401,520
35,000	CAI International, Inc. (b)	966,000
23,500	EDAC Technologies Corp. (b)	359,550
20,000	Erickson Air-Crane, Inc. (b)	266,400
14,000	Fly Leasing Ltd. (a)	191,800
120,000	Goldfield Corp. / The (b)	448,800
240,000	Hawaiian Holdings, Inc. (b)	1,358,400
27,000	Hudson Technologies, Inc. (b)	117,450
450,000	India Globalization Capital, Inc. (b)	90,045
9,900	Jewett-Cameron Trading Ltd (b)	162,558
83,000	Manitex International, Inc. (b)	795,140
45,000	Patrick Industries, Inc. (b)	596,700
15,000	Pike Electric Corp. (b)	209,100
60,000	Spirit Airlines, Inc. (b)	1,215,000
18,000	WSI Industries, Inc.	123,120

		7,301,583

See accompanying notes which are an integral part of these financial statements.

AUER GROWTH FUND

SCHEDULE OF INVESTMENTS - continued

February 28, 2013

(Unaudited)

Shares		Fair Value
	COMMON STOCKS-92.02% - continued

	Information Technology - 27.38%
13,000	Alliance Fiber Optic Products, Inc.	$144,040
160,000	Aviat Networks, Inc. (b)	569,600
22,000	CalAmp Corp. (b)	240,900
20,000	Cirrus Logic, Inc. (b)	480,800
30,000	Datalink Corp. (b)	311,400
11,000	EPAM Systems, Inc. (b)	230,780
28,000	Evolving Systems, Inc.	187,600
45,000	First Solar, Inc. (b)	1,163,250
49,700	Netsol Technologies, Inc. (b)	575,526
140,000	Peregine Semiconductor Corp. (b)	1,398,600
60,000	Perion Network Ltd. (b)	522,600
100,000	Relm Wireless Corp. (b)	217,000
20,000	RF Industries Ltd.	115,000
75,000	Seagate Technology PLC	2,412,000
190,000	Silicon Motion Technology Corp. (a)	2,481,400
33,000	SMTC Corp. (b)	87,120
225,000	Take-Two Interactive Software, Inc. (b)	3,294,000
65,000	Western Digital Corp.	3,065,400

		17,497,016

	Materials - 1.84%
350,000	Brigus Gold Corp. (b)	255,500
8,500	Chase Corp.	160,140
35,000	Core Molding Technologies, Inc. (b)	243,250
18,000	Fibria Celulose SA (a) (b)	317,880
90,000	Timmins Gold Corp. (b)	202,500

		1,179,270

	TOTAL COMMON STOCKS (Cost $53,626,301)	58,801,586

	MASTER LIMITED PARTNERSHIPS - 2.63%
35,000	Calumet Specialty Products Partners LP	1,342,600
18,000	Hi-Crush Partners LP	337,500

	TOTAL MASTER LIMITED PARTNERSHIPS (Cost $1,583,901)	1,680,100

	MONEY MARKET SECURITIES - 4.44%
2,836,250	Fidelity Institutional Money Market Treasury Portfolio-Class I, 0.01% (c)	2,836,250

	TOTAL MONEY MARKET SECURITIES (Cost $2,836,250)	2,836,250

	TOTAL INVESTMENTS (Cost $58,046,452) - 99.09%	$63,317,936

	Other assets less liabilities - 0.91%	581,116

	TOTAL NET ASSETS - 100.00%	$63,899,052

(a)	American Depositary Receipt
(b)	Non-income producing securities
(c)	Variable rate security; the money market rate shown represents the rate at February 28, 2013.

Tax Related-As of February 28, 2013, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Unrealized appreciation	$6,841,816
Unrealized depreciation	(1,570,332)

Net unrealized appreciation (depreciation)	$5,271,484

Aggregate cost of securities for income tax purposes	$58,046,452

See accompanying notes which are an integral part of these financial statements.

Auer Growth Fund

Related Footnotes to the Schedule of Investments

February 28, 2013 – (Unaudited)

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The first in, first out method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Distributions from limited partnerships are recognized on the ex-date and included in dividend income. Income or loss from limited partnerships is reclassified in the components of net assets upon receipt of K-1’s. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. Generally accepted accounting principles in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value, such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the level input that is most significant to the fair value measurement in its entirety.

Equity securities, including common stocks and master limited partnerships are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Auer Growth Fund

Related Footnotes to the Schedule of Investments - continued

February 28, 2013 – (Unaudited)

Fixed income securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Funds invest in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used at February 28, 2013 in valuing the Fund’s assets carried at fair value:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks *	$58,801,586	$—	$—	$58,801,586
Master Limited Partnerships	1,680,100	—	—	1,680,100
Money Market Securities	2,836,250	—	—	2,836,250

Total	$63,317,936	$—	$—	$63,317,936

*	Refer to Schedule of Investments for industry classifications.

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period. During the period ended February 28, 2013, there were no significant transfers between levels. The amount of transfers in/out are reflected at the securities’ fair value at the reporting period end.

Leeb Focus Fund

Schedule of Investments

February 28, 2013

(Unaudited)

		Fair
	Shares	Value
Common Stocks - 90.22%

Cable & Other Pay Television Services - 1.83%
Time Warner, Inc.	2,100	$111,657

Commercial Banks - 2.56%
Toronto-Dominion Bank / The	1,900	156,351

Computers & Office Equipment - 3.57%
International Business Machines Corp. (IBM)	1,085	217,901

Construction Machinery & Equipment - 2.42%
Caterpillar, Inc.	1,600	147,792

Crude Petroleum & Natural Gas - 2.54%
SandRidge Energy, Inc. (a)	14,000	79,800
Ultra Petroleum Corp. (a)	4,400	75,064

		154,864

Drilling Oil and Gas Wells - 1.74%
Helmerich & Payne, Inc.	1,600	106,016

Electronic Computer - 1.84%
Apple, Inc.	255	112,557

Fire, Marine, Casualty Insurance - 4.35%
Berkshire Hathaway, Inc. - Class B (a)	2,600	265,616

Gold & Silver Ores - 1.35%
Silver Wheaton Corp.	2,600	82,238

Household Audio & Video Equipment - 3.32%
SONY CORP. (b)	13,900	202,662

Millwood, Veneer, Plywood & Structural Wood Members - 2.48%
Masco Corp.	7,875	151,673

Motor Vehicle Parts & Accessories - 5.97%
HONDA MOTOR CO. LTD (b)	4,300	160,992
Honeywell International, Inc.	2,900	203,290

		364,282

National Commercial Banks - 2.30%
Wells Fargo & Co.	4,000	140,320

See accompanying notes which are an integral part of these financial statements.

Leeb Focus Fund

Schedule of Investments - continued

February 28, 2013

(Unaudited)

	Shares	Fair Value
Common Stocks - 90.22% - continued

Oil & Gas Field Services - 9.18%
National Oilwell Varco, Inc.	2,425	$165,215
Oceaneering International, Inc.	2,175	138,308
Schlumberger, Ltd.	3,300	256,905

		560,428

Operative Builders - 1.74%
NVR, Inc. (a)	105	105,966

Pharmaceutical Preparations - 6.41%
Eli Lilly & Co.	4,400	240,504
Roche Holdings AG (b)	2,625	150,596

		391,100

Radio & TV Broadcasting & Communications Equipment - 3.95%
QUALCOMM, Inc.	3,675	241,190

Railroads, Line-Haul Operating - 4.65%
Union Pacific Corp.	1,000	137,110
Wabtec Corp.	1,500	146,685

		283,795

Retail - Catalog & Mail-Order Houses - 2.81%
Amazon.com, Inc. (a)	650	171,775

Retail - Drug Stores & Proprietary Stores - 3.85%
CVS Caremark Corp.	4,600	235,152

Retail - Family Clothing Stores - 5.29%
Nordstrom, Inc.	2,250	121,995
TJX Companies, Inc./The	4,475	201,241

		323,236

Retail - Variety Stores - 2.20%
Wal-Mart Stores, Inc.	1,900	134,482

See accompanying notes which are an integral part of these financial statements.

Leeb Focus Fund

Schedule of Investments - continued

February 28, 2013

(Unaudited)

	Shares	Fair Value
Common Stocks - 90.22% - continued

Search, Detection, Navigation, Guidance, Aeronautical Systems - 2.41%
Raytheon Co.	2,700	$147,339

Services - Business Services - 3.74%
Accenture PLC - Class A	3,075	228,657

Services - Computer Programming, Data Processing, Etc. - 3.94%
Google, Inc. - Class A (a)	300	240,360

Wholesale-Drugs Proprietaries & Druggists’ Sundries - 3.78%
McKesson Corp.	2,175	230,833

TOTAL COMMON STOCKS (Cost $4,953,262)		5,508,242

Exchange-Traded Funds - 7.33%
iShares MSCI Japan Index Fund	16,100	164,381
SPDR Gold Trust (a)	1,850	282,976

TOTAL EXCHANGE-TRADED FUNDS (Cost $452,549)		447,357

Money Market Securities - 2.58%
Fidelity Institutional Money Market Portfolio - Class I - 0.16% (c)	157,746	157,746

TOTAL MONEY MARKET SECURITIES (Cost $157,746)		157,746

TOTAL INVESTMENTS (Cost $5,563,557) - 100.13%		$6,113,345

Liabilities less other assets- (0.13%)		(7,918)

TOTAL NET ASSETS - 100.00%		$6,105,427

(a) Non-income producing.
(b) America Depositary Receipt.
(c) Variable rate security; the money market rate shown represents the rate at February 28, 2013.

Tax related: At February 28, 2013, the net unrealized appreciation (depreciation) on investments for tax purposes was as follows:

Gross unrealized appreciation		$674,295
Gross unrealized depreciation		(132,888)

Net unrealized appreciation		$541,406

Aggregate cost of securities for income tax purposes		$5,571,939

See accompanying notes which are an integral part of these financial statements.

Leeb Focus Fund

Related Notes to the Schedule of Investments

February 28, 2013

(Unaudited)

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date. The first in, first out method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s’ understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks and exchange-traded funds, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Leeb Focus Fund

Related Notes to the Schedule of Investments – continued

February 28, 2013

(Unaudited)

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invest in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2013:

	Valuation Inputs
Investments	Level 1 -Quoted Prices in Active Markets	Level 2 -Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks *	$5,508,242	$—	$—	$5,508,242
Exchange-Traded Funds	447,357	—	—	447,357
Money Market Securities	157,746	—	—	157,746

Total	$6,113,345	$—	$—	$6,113,345

*	Refer to the Schedule of Investments for industry classifications.

The Fund did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period. The Trust recognizes transfers between fair value hierarchy levels at the end of the reporting period. During the period ended February 28, 2013, the Fund had no transfers between any Levels.

Symons Institutional Funds

Symons Value Institutional Fund

Schedule of Investments

February 28, 2013

(Unaudited)

	Shares	Fair Value
Common Stocks - 80.01%
Beverages - 3.64%
PepsiCo, Inc.	40,000	$3,030,800

Biological Products, No Diagnostic Substances - 4.28%
Amgen, Inc.	39,000	3,564,990

Cigarettes - 4.90%
Philip Morris International, Inc.	44,500	4,082,875

Electric Services - 10.96%
Duke Energy Corp.	53,400	3,697,950
Entergy Corp.	26,660	1,659,852
PPL Corp.	62,890	1,938,270
Southern Co./The	40,890	1,840,459

		9,136,531

Fats & Oils - 1.04%
Bunge Ltd.	11,675	865,234

Food & Kindred Products - 9.37%
Campbell Soup Co.	97,000	3,992,520
Mondelez International, Inc. (b)	138,000	3,815,700

		7,808,220

Games, Toys & Children’s Vehicles (No Dolls & Bicycles) - 3.33%
Hasbro, Inc.	69,400	2,777,388

Gold & Silver Ores - 2.62%
Gold Fields, Ltd. (a)	224,700	1,862,763
Sibanye Gold Ltd. (a)(b)	56,175	317,951

		2,180,714

Grain Mill Products - 2.69%
Kellogg Co.	37,000	2,238,500

Malt Beverages - 3.46%
Molson Coors Brewing Co.	65,200	2,882,492

Pharmaceutical Preparations - 6.21%
GlaxoSmithKline PLC (a)	44,800	1,972,544
Novartis AG (a)	47,200	3,200,160

		5,172,704

Retail - Drug Stores & Proprietary Stores - 7.42%
CVS Caremark Corp.	79,400	4,058,928
Express Scripts Holding Co. (b)	37,440	2,130,710

		6,189,638

Retail - Variety Stores - 2.45%
Target Corp.	32,500	2,046,200

Search, Detection, Navigation, Guidance, Aeronautical System - 3.73%
Northrop Grumman Corp.	47,400	3,113,232

Services - Prepackaged Software - 2.07%
Microsoft Corp.	62,220	1,729,716

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 4.84%
Procter & Gamble Co./The	53,000	4,037,540

Sugar & Confectionery Products - 3.00%
Hershey Co./The	30,000	2,500,200

See accompanying notes which are an integral part of the financial statements.

Symons Institutional Funds

Symons Value Institutional Fund

Schedule of Investments - continued

February 28, 2013

(Unaudited)

	Shares	Fair Value
Common Stocks - 80.01% - continued

Telecommunications - 4.00%
AT&T, Inc.	92,850	$3,334,243

TOTAL COMMON STOCKS (Cost $56,926,154)		66,691,217

Real Estate Investment Trusts - 2.23%
Annaly Capital Management, Inc.	120,200	1,861,898

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,941,839)		1,861,898

Money Market Securities - 17.29%
Fidelity Institutional Money Market Portfolio - Institutional Shares, 0.01% (c)	14,414,309	14,414,309

TOTAL MONEY MARKET SECURITIES (Cost $14,414,309)		14,414,309

TOTAL INVESTMENTS (Cost $73,282,302) - 95.53%		$82,967,424

Other assets less liabilities - 0.47%		394,824

TOTAL NET ASSETS - 100.00%		$83,362,248

(a)	American Depositary Receipt.
(b)	Non-income producing.
(c)	Variable rate security; the money market rate shown represents the rate at February 28, 2013.

Tax Related - As of February 28, 2013, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Unrealized appreciation	$11,105,950
Unrealized depreciation	(1,438,572)

Net unrealized appreciation	$9,667,378

Aggregate cost of securities for income tax purposes	$73,300,046

See accompanying notes which are an integral part of the financial statements.

Symons Institutional Funds

Symons Small Cap Institutional Fund

Schedule of Investments

February 28, 2013

(Unaudited)

	Shares	Fair Value
Common Stocks - 77.72%

Agriculture Production - Livestock & Animal Specialties - 1.72%
Cal - Maine Foods, Inc.	3,180	$128,758

Canned, Frozen, & Preserved Fruit, Vegetables, & Food Specialties - 1.56%
TreeHouse Foods, Inc. (a)	2,000	116,780

Communication Services - 3.27%
NeuStar, Inc. - Class A (a)	5,580	244,683

Electric & Other Services Combined - 2.60%
Avista Corp.	7,440	194,854

Electric Services - 6.50%
Atlantic Power Corp.	12,850	128,115
El Paso Electric Co.	6,670	222,444
Portland General Electric Co.	4,600	136,574

		487,133

Finance Services - 1.53%
Green Dot Corp. - Class A (a)	8,150	114,263

Fire, Marine & Casualty Insurance - 3.96%
Endurance Specialty Holdings Ltd.	3,050	134,322
Tower Group, Inc.	8,700	162,255

		296,577

Food & Kindred Spirits - 0.59%
Flowers Foods, Inc.	1,575	44,384

Footwear (No Rubber) - 2.43%
Brown Shoe Company, Inc.	11,100	182,040

Gold & Silver Ores - 1.70%
Golden Star Resources, Ltd. (a)	80,590	127,332

Guided Missiles & Space Vehicle Parts - 1.13%
Alliant Techsystems, Inc.	1,290	84,882

Greeting Cards - 1.68%
American Greetings Corp. - Class A	7,750	125,550

Miscellaneous Food Preparations & Kindred Products - 1.78%
Medifast, Inc. (a)	5,750	133,285

Miscellaneous Manufacturing Industries - 1.12%
Hillenbrand, Inc.	3,390	83,699

Natural Gas Distribution - 3.54%
Northwest Natural Gas Co.	4,030	183,566
Southwest Gas Corp.	1,800	81,540

		265,106

Natural Gas Transmission - 2.59%
New Jersey Resources Corp.	4,350	193,836

Optical Instruments & Lenses - 1.39%
II-VI, Inc. (a)	5,990	103,807

See accompanying notes which are an integral part of the financial statements.

Symons Institutional Funds

Symons Small Cap Institutional Fund

Schedule of Investments - continued

February 28, 2013

(Unaudited)

	Shares	Fair Value
Common Stocks - 77.72% - continued

Paperboard Mills - 1.16%
Clearwater Paper Corp. (a)	1,800	$87,102

Patent Owners & Lessors - 1.66%
InterDigital, Inc.	2,800	124,320

Poultry Processing - 2.64%
Sanderson Farms, Inc.	3,900	197,847

Radio & TV Broadcasting & Communications Equipment - 2.29%
Orbital Sciences Corp. (a)	11,590	171,300

Retail - Apparel & Accesory Stores - 1.40%
Aeropostale, Inc. (a)	8,050	104,811

Retail - Eating Places - 1.07%
BJ’s Restaurants, Inc. (a)	2,600	80,054

Services - Business Services - 2.72%
Cardtronics, Inc. (a)	2,920	76,971
Websense, Inc. (a)	8,450	126,665

		203,636

Services - Computer Integrated Systems Design - 3.10%
Allscripts Healthcare Solutions, Inc. (a)	10,100	128,472
CACI International, Inc. - Class A (a)	2,050	104,038

		232,510

Services - Motion Picture & Video Tape Production - 2.22%
DreamWorks Animation SKG, Inc. (a)	10,000	166,000

Services - Personal Services - 1.00%
Coinstar, Inc. (a)	1,470	75,249

Services - Prepackaged Software - 1.95%
Take-Two Interactive Software, Inc. (a)	9,950	145,668

Sporting Goods - 1.43%
Callaway Golf Co.	15,900	106,848

Telephone Communications (No Radio Telephone) - 1.55%
Lumos Networks Corp.	5,125	58,528
NTELOS Holdings Corp.	4,600	57,408

		115,936

Trucking (No Local) - 1.10%
Knight Transportation, Inc.	5,280	82,685

Water Supply - 6.46%
American States Water Co.	5,200	275,392
California Water Service Group	10,400	208,624

		484,016

Wholesale - Beer, Wine & Distilled Alcoholic Beverages - 0.16%
Central European Distribution Corp. (a)	16,600	12,008

Wholesale - Farm Product Materials - 1.57%
Anderson, Inc./ The	2,400	117,792

See accompanying notes which are an integral part of the financial statements.

Symons Institutional Funds

Symons Small Cap Institutional Fund

Schedule of Investments - continued

February 28, 2013

	Shares	Fair Value
Common Stocks - 77.72% - continued
Wholesale - Groceries & General Line - 1.42%
United Natural Foods, Inc. (a)	2,100	$106,302

Wholesale - Paper & Paper Products - 1.55%
United Stationers, Inc.	3,200	115,840

Women’s, Misses’, & Junior’s Outerwear - 2.18%
Jones Group, Inc./The	14,150	163,291

TOTAL COMMON STOCKS (Cost $5,926,480)		5,820,184

Real Estate Investment Trusts - 3.68%
Colony Financial, Inc.	4,180	92,587
Washington Real Estate Investment Trust	6,600	182,754

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $253,393)		275,341

Money Market Securities - 18.57%
Fidelity Institutional Money Market Portfolio - Institutional Shares, 0.01% (b)	1,390,785	1,390,785

TOTAL MONEY MARKET SECURITIES (Cost $1,390,785)		1,390,785

TOTAL INVESTMENTS (Cost $7,570,658) - 99.97%		$7,486,310

Other assets less liabilities - 0.03%		1,962

TOTAL NET ASSETS - 100.00%		$7,488,272

(a)	Non-income producing.
(b)	Variable rate security; the money market rate shown represents the rate at February 28, 2013.

Tax Related - As of February 28, 2013, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Unrealized appreciation	$663,868
Unrealized depreciation	(775,474)

Net unrealized depreciation	$(111,606)

Aggregate cost of securities for income tax purposes	$7,597,916

See accompanying notes which are an integral part of the financial statements.

Symons Institutional Funds

Notes to the Financial Statements

February 28, 2013

(Unaudited)

Security Transactions and Related Income - The Funds follow industry practice and record security transactions on the trade date. The first in, first out method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurement - Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Generally accepted accounting principles in the United States of America (“GAAP”) establish a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks and real estate investment trusts, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.

When using the market quotations or closing prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by a Fund will be valued by the pricing service or Adviser with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Symons Institutional Funds

Notes to the Financial Statements - continued

February 28, 2013

(Unaudited)

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the fund. These securities will be categorized as Level 1 securities.

Fixed income securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity) are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds in which a Fund invests may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used to value the Value Fund’s investments as of February 28, 2013:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$66,691,217	$—	$—	$66,691,217
Real Estate Investment Trusts	1,861,898	—	—	1,861,898
Money Market Securities	14,414,309	—	—	14,414,309

Total	$82,967,424	$—	$—	$82,967,424

*	Refer to the Schedule of Investments for industry classifications.

Symons Institutional Funds

Notes to the Financial Statements - continued

February 28, 2013

(Unaudited)

The following is a summary of the inputs used to value the Small Cap Fund’s investments as of February 28, 2013:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$5,820,184	$—	$—	$5,820,184
Real Estate Investment Trusts	275,341	—	—	275,341
Money Market Securities	1,390,785	—	—	1,390,785

Total	$7,486,310	$—	$—	$7,486,310

*	Refer to the Schedule of Investments for industry classifications.

The Funds did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. During the period ended February 28, 2013, the Funds had no transfers between Levels. The Funds did not hold any derivative instruments during the reporting period. The Trust recognizes transfers between fair value hierarchy levels at the end of the reporting period.

Item 2. Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures as of April 29, 2013, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Unified Series Trust

By
/s/ John C. Swhear
John C. Swhear, Interim President

Date	4/29/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
/s/ John C. Swhear
John C. Swhear, Interim President

Date	4/29/2013

By
/s/ Robert W. Silva
Robert W. Silva, Treasurer

Date	4/29/2013